Share Based Compensation	12 Months Ended
Dec. 31, 2010
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

(21)	SHARE BASED COMPENSATION

On July 31, 2006, the Company adopted the 2006 Stock Incentive Plan (the “Plan”), which is to recognize and acknowledge the contributions the eligible participants made to the Company and to the business. As of December 31, 2010, options to purchase up to 13,295,026 ordinary shares are authorized under the Plan. Share options were granted with an exercise price less than or equal to the stock’s fair value at the date of grant and have a term of three to five years. Generally, share option granted vest over 3 to 5 years from date of grant while certain options granted vest immediately.

The fair value of the option award is estimated on the date of grant using a lattice-based option valuation model, which incorporates ranges of assumptions for inputs as noted in the following table. Prior to the Initial Public Offering (“IPO”) in June 2007, because the Company did not maintain an internal market for its shares, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in similar industry. The Company uses historical data to estimate employee termination within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The employees that were granted the share options are expected to exhibit the same behavior. Since the share options once exercised will primarily trade in the U.S. capital market and there was no comparable PRC zero coupon rate, the risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Note as of the grant date.

Following the Company’s IPO, because the Company does not have a sufficient historical transaction data to date to calculate the volatility, the expected volatility was still based on the historical volatilities of comparable publicly traded companies engaged in similar industry until 2010 during which the Company’s calculation of expected volatility was based on the historical volatility of the Company’s stock price. Other computational methodologies and assumptions remained unchanged.

	2008	2009	2010

Expected volatility	49.81%~60.06%	60.89%~62.31%	70.28%~88.64%
Expected dividends	0%	0%	0%
Expected term	3.07~9.37 years	9.42~9.50 years	5.91~8.56 years
Risk-free interest rate	2.88%~3.85%	2.22%~2.85%	2.44%~3.88%
Estimated fair value of underlying ordinary shares	US$14.32~US$43.30	US$5.84~US$9.80	US$5.50~US$9.54

Prior to the IPO, the estimated fair value of the underlying ordinary shares granted was determined based on a valuation analysis performed by Sallmanns based on various generally accepted valuation methodologies. Management determined that the income approach was appropriate to determine the fair value of the Company’s business.

The weighted-average grant-date fair value of options granted during the year ended December 31, 2008, 2009 and 2010 was US$11.20, US$8.19 and US$5.76 per share, respectively. The Company recorded non-cash share-based compensation expense of US$16,614, US$14,212 and US$11,044 for the years ended December 31, 2008, 2009 and 2010 respectively, in respect of share options granted to employees, of which US$2,783 (2009: US$3,381; 2008: US$3,667) was allocated to costs of goods sold, US$7,717 (2009: US$10,478; 2008: US$12,609) was allocated to general and administrative expenses, US$57 (2009: US$32; 2008: US$27) was allocated to selling expenses and US$487 (2009: US$321; 2008: US$311) was allocated to research and development costs. No non-cash share-based compensation expense was incurred for the years ended December 31, 2008, 2009 and 2010 respectively in respect of share options granted to non-employees.

A summary of options for the years ended December 31, 2008, 2009 and 2010 is presented below:

					Weighted		Weighted
				Number	Average		Average
				of Total	Exercise		Remaining	Aggregate
		Non-		Shares Involved	Price		Contractual	Intrinsic
	Employees	Employees	Investors	in the Option	Per Share		Term	Value

For the year ended December 31, 2008
Outstanding as of December 31, 2007	8,180,350	130,000	200,000	8,510,350	US$	10.50

Granted during 2008	464,300	—	—	464,300	US$	19.99
Exercised	(2,065,696)	—	(200,000)	(2,265,696)	US$	5.62
Forfeited or cancelled	(310,455)	—	—	(310,455)	US$	30.78
Outstanding as of
December 31, 2008	6,268,499	130,000	—	6,398,499	US$	11.93	3.31 years	31,284

Vested or expected to vest as of December 31, 2008	6,268,499	130,000	—	6,398,499	US$	11.93	3.31 years	31,284

Exercisable as of December 31, 2008	1,636,235	86,667	—	1,772,902	US$	12.93	3.04 years	8,919

For the year ended December 31, 2009
Outstanding as of December 31, 2008	6,268,499	130,000	—	6,398,499	US$	11.93

Granted during 2009	710,400	—	—	710,400	US$	11.20
Exercised	(41,247)	(100,000)	—	(141,247)	US$	5.56
Forfeited or cancelled	(604,796)	—	—	(604,796)	US$	26.94
Outstanding as of
December 31, 2009	6,332,856	30,000	—	6,362,856	US$	10.57	2.0 years	7,039

Vested or expected to vest as of December 31, 2009	6,332,856	30,000	—	6,362,856	US$	10.57	2.0 years	7,039

Exercisable as of December 31, 2009	4,406,936	30,000	—	4,436,936	US$	9.20	1.97 years	6,839

					Weighted		Weighted
				Number	Average		Average
				of Total	Exercise		Remaining	Aggregate
		Non-		Shares Involved	Price		Contractual	Intrinsic
	Employees	Employees	Investors	in the Option	Per Share		Term	Value

For the year ended December 31, 2010
Outstanding as of December 31, 2009	6,332,856	30,000	—	6,362,856	US$	10.57

Granted during 2010	6,818,437	—	—	6,818,437	US$	7.12
Exercised	(1,532,712)	—	—	(1,532,712)	US$	4.55
Forfeited or cancelled	(503,463)	—	—	(503,463)	US$	21.29
Outstanding as of December 31, 2010	11,115,118	30,000	—	11,145,118	US$	8.80	6.43 years	29,992

Vested or expected to vest as of December 31, 2010	11,111,574	30,000	—	11,141,574	US$	8.80	6.43 years	29,984

Exercisable as of December 31, 2010	3,806,683	30,000	—	3,836,683	US$	11.28	1.39 years	8,756

The total intrinsic value of options exercised during the years ended December 31, 2008, 2009 and 2010 was US$62,202, US$711 and US$4,719 respectively.

The Company reduced the exercise price and extended the vesting period of 60,000 and 448,000 unvested share options held by employees in 2008 and 2009. The total incremental value as a result of the modification amounted to US$304 and US$2,559 in 2008 and 2009 respectively, which is recognized ratably over 3-5 years from the date of modification. The Company has elected to bifurcate the amounts and recognize the incremental value over the period from the modification date until the date when the modified share option vest, in addition to the amount based on the grant date fair value of the original awards, which is recognized over the remainder of the original vesting period. The modified share options were included in the number of share options granted and number of share options forfeited or cancelled for the year ended December 31, 2008 and 2009.

As of December 31, 2010, there was US$37,834 (2009: US$10,577) of total unrecognized compensation cost related to non-vested share options. This cost is expected to be recognized over a weighted average period of approximately 4.1 years (2009: 2.2 years). The Company is expected to issue new shares to satisfy share option exercises. Cash received from the exercise of options under the share option plans during 2010 was US$6,968 (2009: US$786).